PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY FINANCIAL INFORMATION	PARENT COMPANY FINANCIAL INFORMATION
Condensed financial information of the parent company is as follows:

BALANCE SHEETS

	At December 31,
	2025	2024
	(in thousands)
Assets
Cash and cash equivalents	$2,874,193	$3,833,795
Other investment securities	122,304	93,811
Loans to bank subsidiaries	—	550,000
Loans to non-bank subsidiaries	5,746,088	5,685,838
Investment in subsidiaries:
Bank subsidiaries	14,170,805	9,784,600
Non-bank subsidiaries (1)	7,592,429	10,652,590
Premises and equipment, net	54,460	41,116
Equity method investments	5,964	4,716
Restricted cash	142,543	67,313
Deferred tax assets, net	144,957	33,737
Other assets	750,357	563,849
Total assets	$31,604,100	$31,311,365
Liabilities and stockholder's equity
Borrowings and other debt obligations	$12,823,457	$13,000,039
Borrowings from non-bank subsidiaries	154,018	155,667
Deferred tax liabilities, net	—	2,180
Other liabilities	681,918	477,952
Total liabilities	13,659,393	13,635,838
Mezzanine equity	2,000,000	2,000,000
Stockholder's equity	15,944,707	15,675,527
Total liabilities, mezzanine, and stockholder's equity	$31,604,100	$31,311,365
(1) At both December 31, 2025 and December 31, 2024, the Company had $945.9 million of goodwill attributable to the Auto reporting unit.
NOTE 24. PARENT COMPANY FINANCIAL INFORMATION (continued)

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Dividends from bank subsidiary	$1,380,000	$160,000	$420,000
Dividends from non-bank subsidiaries	500,000	1,000,000	1,758,963
Interest income	375,619	407,637	288,045
Income/(expense) from equity method investments	196	10	37
Other income	366,992	330,939	111,283
Total income	2,622,807	1,898,586	2,578,328
Interest expense	728,279	651,095	484,058
Other expense	784,844	666,822	318,472
Total expense	1,513,123	1,317,917	802,530
Income before income taxes and equity in net income/(loss) less dividends from subsidiaries	1,109,684	580,669	1,775,798
Income tax benefit	(141,483)	(158,606)	(168,423)
Income/(loss) before equity in net income/(loss) less dividends from subsidiaries	1,251,167	739,275	1,944,221
Equity in net income/(loss) less dividends from bank subsidiaries	10,957	541,960	(27,186)
Equity in net income/(loss) less dividends from non-bank subsidiaries	383,034	(203,836)	(984,133)
Net income/(loss)	1,645,158	1,077,399	932,902
Other comprehensive income, net of tax:
Net unrealized gains/(losses) on cash flow hedge derivative financial instruments	108,660	182,349	261,145
Net unrealized gains/(losses) recognized on investment securities	60,639	160,205	6,021
Other	14,842	5,314	3,289
Total other comprehensive gain/(loss)	184,141	347,868	270,455
Comprehensive income/(loss)	$1,829,299	$1,425,267	$1,203,357
NOTE 24. PARENT COMPANY FINANCIAL INFORMATION (continued)

STATEMENT OF CASH FLOWS

	For The Year Ended December 31,
	2025	2024	2023
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$1,645,158	$1,077,399	$932,902
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax (benefit)/expense	(113,590)	(29,764)	35,113
Equity in net (income)/loss less dividends from subsidiaries:
Bank subsidiaries (1)	(10,957)	(541,960)	27,186
Non-bank subsidiaries (2)	(383,034)	203,836	984,133
Depreciation, amortization, and accretion	51,459	48,570	38,154
Other operating activities, net	(485)	218,380	(342,488)
Net cash provided by/(used in) operating activities	1,188,551	976,461	1,675,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales and maturities of other investments	11,120	—	—
Purchases of other investments	(69,929)	(43,599)	(4,538)
Net capital returned from/(contributed to) subsidiaries	13,858	(2,826)	(140,415)
Originations of loans to subsidiaries (3)	(37,998,550)	(40,676,600)	(25,008,600)
Repayments of loans by subsidiaries (3)	38,488,300	40,175,225	23,312,075
Outlays for business acquisitions	(808,419)	—	—
Proceeds from business divestitures	—	74,543	—
Purchases of premises and equipment	(23,313)	(12,392)	(13,058)
Other investing activities, net	41,577	—	—
Net cash (used in)/provided by investing activities	(345,356)	(485,649)	(1,854,536)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Parent Company debt obligations	(3,033,578)	(1,500,000)	—
Net proceeds received from Parent Company debt obligations	2,843,589	3,237,638	1,991,615
Net change in borrowings from non-bank subsidiaries	(1,649)	(2,127)	3,935
Dividends paid on preferred stock	(176,700)	(176,927)	(90,774)
Dividends paid on common stock	(1,355,000)	(1,125,000)	(3,000,000)
Proceeds from business divestitures, net of tax	—	51,278	—
Preferred stock offering	—	—	1,500,000
Other financing activities, net	(4,229)	—	—
Net cash (used in)/provided by financing activities	(1,727,567)	484,862	404,776
Net (decrease)/increase in cash, cash equivalents, and restricted cash	(884,372)	975,674	225,240
Cash, cash equivalents, and restricted cash at beginning of period	3,901,108	2,925,434	2,700,194
Cash, cash equivalents, and restricted cash at end of period (4)	$3,016,736	$3,901,108	$2,925,434

(1) Amounts for the years ended December 31, 2025, 2024, and 2023 exclude dividends from Bank subsidiaries of $1.4 billion, $160.0 million, and $420.0 million, respectively.
(2) Amounts for the years ended December 31, 2025, 2024, and 2023 exclude dividends from non-bank subsidiaries of $500.0 million, $1.0 billion, and $1.8 billion, respectively.
(3) Amounts for the years ended December 31, 2024 and 2023 exclude non-cash loan renewals of $500.0 million and $1.0 billion respectively. There were no non-cash loan renewals for the year ended December 31, 2025.
(4) Amounts for the years ended December 31, 2025, 2024, and 2023 include cash and cash equivalents balances of $2.9 billion, $3.8 billion, and $2.9 billion, respectively, and restricted cash balances of $142.5 million, $67.3 million, and $66.8 million, respectively.